Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.37%
Communication services: 11.02%
Entertainment: 2.18%
Live Nation Entertainment, Inc.†	148,618	$13,213,626
Take-Two Interactive Software, Inc.†	100,279	14,320,844
		27,534,470
Interactive media & services: 8.08%
Alphabet, Inc. Class A†	129,504	21,080,661
Alphabet, Inc. Class C†	108,268	17,825,243
Meta Platforms, Inc. Class A	147,039	63,251,767
		102,157,671
Media: 0.76%
Trade Desk, Inc. Class A†	115,850	9,598,173
Consumer discretionary: 14.37%
Broadline retail: 6.97%
Amazon.com, Inc.†	412,845	72,247,875
MercadoLibre, Inc.†	10,895	15,892,537
		88,140,412
Hotels, restaurants & leisure: 3.91%
Booking Holdings, Inc.	4,000	13,808,120
DoorDash, Inc. Class A†	101,936	13,176,247
DraftKings, Inc. Class A†	192,505	8,000,508
Hilton Worldwide Holdings, Inc.	72,891	14,379,937
		49,364,812
Specialty retail: 1.23%
AutoZone, Inc.†	5,266	15,568,402
Textiles, apparel & luxury goods: 2.26%
Deckers Outdoor Corp.†	23,718	19,412,471
On Holding AG Class A†	288,800	9,169,400
		28,581,871
Consumer staples: 2.78%
Beverages: 0.67%
Celsius Holdings, Inc.†	119,348	8,505,932
Personal care products: 2.11%
BellRing Brands, Inc.†	179,087	9,880,230
Estee Lauder Cos., Inc. Class A	114,594	16,812,086
		26,692,316
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Financials: 6.10%
Capital markets: 3.36%
S&P Global, Inc.	45,640	$18,978,481
Tradeweb Markets, Inc. Class A	231,591	23,555,121
		42,533,602
Financial services: 1.97%
Mastercard, Inc. Class A	55,176	24,895,411
Insurance: 0.77%
Kinsale Capital Group, Inc.	26,694	9,696,596
Health care: 12.84%
Biotechnology: 1.86%
Neurocrine Biosciences, Inc.†	70,384	9,680,615
Sarepta Therapeutics, Inc.†	64,563	8,177,550
Viking Therapeutics, Inc.†	71,149	5,662,037
		23,520,202
Health care equipment & supplies: 2.91%
Boston Scientific Corp.†	191,475	13,761,308
DexCom, Inc.†	84,900	10,815,411
Intuitive Surgical, Inc.†	32,812	12,160,784
		36,737,503
Life sciences tools & services: 2.66%
Avantor, Inc.†	397,579	9,633,339
Repligen Corp.†	56,369	9,255,790
Thermo Fisher Scientific, Inc.	25,925	14,744,066
		33,633,195
Pharmaceuticals: 5.41%
Eli Lilly & Co.	69,315	54,141,946
Novo Nordisk AS ADR	111,260	14,275,771
		68,417,717
Industrials: 10.34%
Aerospace & defense: 2.13%
Axon Enterprise, Inc.†	31,700	9,943,022
HEICO Corp.	81,778	16,960,757
		26,903,779
Building products: 0.62%
Trex Co., Inc.†	88,175	7,807,896
Commercial services & supplies: 1.27%
Copart, Inc.†	296,135	16,083,092
Construction & engineering: 1.56%
Quanta Services, Inc.	76,424	19,760,189
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Electrical equipment: 2.48%
Eaton Corp. PLC	55,423	$17,638,924
Vertiv Holdings Co.	147,716	13,737,588
		31,376,512
Ground transportation: 1.71%
Uber Technologies, Inc.†	325,451	21,567,638
Machinery: 0.57%
Fortive Corp.	95,517	7,189,565
Information technology: 39.54%
Communications equipment: 1.59%
Arista Networks, Inc.†	78,458	20,129,185
Electronic equipment, instruments & components: 0.75%
Jabil, Inc.	80,572	9,455,930
IT services: 2.58%
EPAM Systems, Inc.†	42,677	10,040,191
MongoDB, Inc.†	36,124	13,191,762
Shopify, Inc. Class A†	133,735	9,388,197
		32,620,150
Semiconductors & semiconductor equipment: 12.01%
Astera Labs, Inc.†	107,910	9,146,452
Microchip Technology, Inc.	146,973	13,518,576
Monolithic Power Systems, Inc.	24,409	16,337,676
NVIDIA Corp.	130,540	112,789,171
		151,791,875
Software: 19.60%
AppLovin Corp. Class A†	133,849	9,445,724
Atlassian Corp. Class A†	43,375	7,473,512
Cadence Design Systems, Inc.†	72,971	20,112,997
Datadog, Inc. Class A†	102,333	12,842,791
Fair Isaac Corp.†	22,517	25,519,192
Microsoft Corp.	343,936	133,904,603
Monday.com Ltd.†	30,580	5,789,711
Palo Alto Networks, Inc.†	49,410	14,372,875
ServiceNow, Inc.†	26,412	18,312,232
		247,773,637
Technology hardware, storage & peripherals: 3.01%
Apple, Inc.	223,610	38,087,491
Materials: 1.30%
Chemicals: 1.30%
Linde PLC	37,121	16,368,876
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Utilities: 1.08%
Electric utilities: 1.08%
NextEra Energy, Inc.	203,600	$13,635,092
Total common stocks (Cost $660,574,342)		1,256,129,192

		Yield
Short-term investments: 0.01%
Investment companies: 0.01%
Allspring Government Money Market Fund Select Class♠∞		5.23%	131,426	131,426
Total short-term investments (Cost $131,426)				131,426
Total investments in securities (Cost $660,705,768)	99.38%			1,256,260,618
Other assets and liabilities, net	0.62			7,799,481
Total net assets	100.00%			$1,264,060,099

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,213,422	$234,435,827	$(248,517,823)	$0	$0	$131,426	131,426	$173,873
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—April 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—April 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$139,290,314	$0	$0	$139,290,314
Consumer discretionary	181,655,497	0	0	181,655,497
Consumer staples	35,198,248	0	0	35,198,248
Financials	77,125,609	0	0	77,125,609
Health care	162,308,617	0	0	162,308,617
Industrials	130,688,671	0	0	130,688,671
Information technology	499,858,268	0	0	499,858,268
Materials	16,368,876	0	0	16,368,876
Utilities	13,635,092	0	0	13,635,092
Short-term investments
Investment companies	131,426	0	0	131,426
Total assets	$1,256,260,618	$0	$0	$1,256,260,618
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Premier Large Company Growth Fund